MHM Final

SEMI-ANNUAL REPORT

(During The Thirteenth Term)

From:    October 1, 2008

To:    March 31, 2009

LOOMIS SAYLES FUNDS II—LOOMIS SAYLES INVESTMENT GRADE BOND FUND

SEMI-ANNUAL REPORT

(During The Thirteenth Term)

From:    October 1, 2008

To:    March 31, 2009

To:    Director of Kanto Local Finance Bureau

Filing Date:    June 30, 2009

Name of the Fund:	LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Name of the Registrant Trust:	LOOMIS SAYLES FUNDS II

Name and Official Title of the Representative:	Michael Kardok Treasurer of the Trust

Address of Principal Office:	399 Boylston Street
Boston, Massachusetts 02116
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-Annual Report is available for Public Inspection

                                                                             Not applicable.

C O N T E N T S

I.	STATUS OF INVESTMENT PORTFOLIO

(LOOMIS SAYLES INVESTMENT GRADE BOND FUND (hereinafter referred to as the “Fund”))

(1)	Diversification of Investment Portfolio

[See a separate Excel file.]

Note 1:	The investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.
Note 2:	The exchange rate of U.S. Dollars (“dollar” or “$”) into Japanese Yen is ¥96.48 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Mitsubishi-Tokyo UFJ, Ltd. as of May 29, 2009. The same applies hereinafter.
Note 3:	In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the “total” column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2)	Results of Past Operations

(a)	Record of Changes in Net Assets

                Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2009 is as follows:

[See a separate Excel file.]

(b)	Record of Distributions Paid

[See a separate Excel file.]

(c)	Record of Earnings Ratio

Record of earnings ratio during one year up to and including the end of May, 2009 is as follows:

Earning ratio (%) 1) 2)
Class Y	-3.19%
Class J	-3.87%
Class B	-4.30%
Class C	-4.18%
Class A	-3.52%

(Note) The earning ratio of each class is calculated based on the following formula:

NAV per share 5/31/09 + Distributions for one year - NAV per share 5/31/08	X 100
NAV per share 5/31/08

1)	Includes capital gain distributions.
2)	Distributions used for the period ended 5/31/09 are based on payment date.

II.	OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND

The Fund shall use as the auditors the professional services of PricewaterhouseCoopers LLP, an independent registered public accounting firm.

[The Japanese translation of the financial statement of the Fund to be incorporated.]

III	RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during one year period up to and including the end of May, 2009 and number of outstanding shares of the Fund as of the end of May, 2008 are as follows:

	Number of Units Sold	Number of Units Repurchased	Number of Outstanding Units
Class Y	221,353,131.699 (0)	66,419,942.318 (0)	241,259,380.029 (0)
Class J	3,159,100.000 (3,159,100.000)	3,225,570.000 (3,225,570.000)	14,816,360.000 (14,816,360.000)
Class B	408,059.228 (0)	373,952.570 (0)	1,586,404.037 (0)
Class C	120,817,030.128 (0)	35,821,173.551 (0)	195,927,694.658 (0)
Class A	202,660,011.577 (0)	129,784,185.899 (0)	232,126,462.853 (0)

Note:	The numbers of shares sold, redeemed and outstanding in the parenthesis represents those sold, redeemed and outstanding in Japan.

IV.	OUTLINE OF THE TRUST

(1)	Amount of Capital:

1.	Trust

Not applicable.

2.	Loomis, Sayles & Company, L.P. (Investment Management Company)

1)	Amount of Capital (issued capital stock at par value):

Not applicable. Provided, however, that the partner capital was $72,173,712

(¥6,963.32 million) as of May 31, 2009.

2)	Number of authorized shares of capital stock:

Not applicable.

3)	Number of outstanding shares of capital stock:

Not applicable.

4)	Increase/decrease in amount of capital for the last 5 years:

Not applicable.

(2)	Description of Business and Outline of Operation:
1.	Trust

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained Loomis Sayles & Company, L.P., the investment adviser, to render investment advisory services, Natixis Asset Management Advisors, L.P., to render administrative services, and State Street Bank and Trust Company, to hold the assets of the Fund in custody and act as Transfer, Dividend Payment and Shareholder Servicing Agent.

2.	Loomis, Sayles & Company, L.P. (Investment Management Company)

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds, among other clients. As of the end of May, 2009, Investment Management Company administers and manages the following 44 portfolios, including 11 portfolios of the Trust with the total net asset value is US$ 19,076 million.

Fund List

	(as of the end of May 2009)
Fund	Month /Date /Year Established	Principal Characteristics	Total NAV ($ thousand)		NAV per share ($)

LOOMIS SAYLES FUNDS I (10 portfolios)
Loomis Sayles Bond Fund	5/16/91	Fixed Income/Open	Retail Inst. Admin	6,445,519 8,900,609 195,027	Retail Inst. Admin	11.43 11.47 11.40
Loomis Sayles Global Bond Fund	5/10/91	Global/Open	Retail Inst.	756,465 768,466	Retail Inst.	14.34 14.46
Loomis Sayles Fixed Income Fund	1/17/95	Fixed Income/Open	Inst.	697,909	Inst.	11.34
Loomis Sayles Institutional High Income Fund	6/5/96	Fixed Income/Open	Inst.	363,641	Inst.	6.15
Loomis Sayles Intermediate Duration Fixed Income Fund	1/28/98	Fixed Income/Open	Inst.	27,400	Inst.	9.33
Loomis Sayles Investment Grade Fixed Income Fund	7/1/94	Fixed Income/Open	Inst.	450,428	Inst.	11.20
Loomis Sayles Small Cap Value Fund	5/13/91	Equity/Open	Retail Inst. Admin	328,008 416,381 62,159	Retail Inst. Admin	17.02 17.17 16.74
Loomis Sayles Inflation Protected Securities Fund	5/21/91	Fixed Income/Open	Inst.	13,441	Inst.	10.00
Loomis Sayles High Income Opportunities Fund	4/13/04	Fixed Income/Open	Inst.	65,888	Inst.	7.81
Loomis Sayles Securitized Asset Fund	3/2/06	Fixed Income/Open	Inst.	279,551	Inst.	9.50

LOOMIS SAYLES FUNDS II (11 portfolios)
Loomis Sayles Mid Cap Growth Fund	12/31/96	Equity/Open	A C Y	65,053 1 25,296	A C Y	16.47 16.43 16.95
Loomis Sayles Research Fund	7/31/00	Equity/Open	A B C Y	1,407 131 1,272 21,213	A B C Y	5.65 5.52 5.46 5.69
Loomis Sayles Growth Fund	5/16/91	Equity/Open	A B C Y	33,063 5,272 16,208 54,606	A B C Y	4.02 3.85 3.86 4.24
Loomis Sayles Value Fund	5/13/91	Equity/Open	A B C Y	100,168 5,046 7,857 328,525	A B C Y	14.20 14.21 14.09 14.22
Loomis Sayles Investment Grade Bond Fund	12/31/96	Fixed Income/Open	Y J A B C	2,554,775 156,611 2,456,574 16,712 2,059,527	Y J A B C	10.59 10.57 10.58 10.53 10.51
Loomis Sayles Small Cap Growth Fund	12/31/96	Equity/Open	Retail Inst.	55,612 36,412	Retail Inst.	9.55 9.83
Loomis Sayles Global Markets Fund	5/1/96	Global/Open	A C Y	32,878 84,589 85,006	A C Y	10.81 10.74 10.83
Loomis Sayles Limited Term Government and Agency Fund	1/3/89	Fixed Income/Open	A B C Y	124,152 4,550 54,592 12,963	A B C Y	11.37 11.36 11.38 11.41
Loomis Sayles High Income Fund	2/22/84	Fixed Income/Open	A B C Y	46,543 1,518 13,705 40,405	A B C Y	3.97 3.98 3.98 3.97
Loomis Sayles International Bond Fund	2/1/08	Global/Open	A C Y	3,966 1,130 10,642	A C Y	9.85 9.82 9.83
Loomis Sayles Strategic Income Fund	5/1/95	Fixed Income/Open	A B C Y	4,671,994 136,693 4,104,316 1,645,119	A B C Y	11.74 11.80 11.79 11.73

NATIXIS ADVISOR FUNDS TRUSTS I, II, and III

(3 portfolios)

Natixis U.S. Diversified Portfolio	7/7/94	Equity/Open	A B C Y	236,044 36,152 24,249 5,118	A B C Y	16.38 14.20 14.21 17.61
Loomis Sayles Core Plus Bond Fund	11/7/73	Fixed Income/Open	A B C Y	126,449 7,607 58,747 23,707	A B C Y	11.09 11.13 11.10 11.15
Natixis Income Diversified Portfolio	11/17/05	Fixed Income/Open	A C	29,130 24,645	A C	7.51 7.49

Unrelated Funds (20 funds)

Fund			Total NAV ($ thousands)	NAV Per Share ($)
Metropolitan Series Fund – Loomis Sayles Small Cap Portfolio (a)	5/2/94	Equity/Open	A – 192,120 B – 74,957 E – 35,047	A – 134.79 B – 132.03 E – 132.99
Metropolitan Series Fund – Loomis Sayles Small Cap Growth Portfolio (a)	5/1/01	Equity/Open	A – 17,473 B – 41,041 E – 5,895	A – 5.68 B – 5.56 E – 5.61
Met Investors Series Trust – Loomis Sayles Global Markets Portfolio (a)	5/1/06	Fixed Income & Equity/Open	A – 680,000 B – 59,100	A – 7.29 B – 7.24
Managers Bond Fund	5/84	Fixed Income/Open	1,888,919(a)	21.30
Managers Global Bond Fund	3/12/02	Fixed Income/Open	47,735(a)	18..32
Managers Fixed Income Fund	5/18/04	Fixed Income/Open	A – 33,417(a) B – 6,349(a) C – 41,387(a) Y – 28,561(a)	A – 9.35 B – 9.27 C – 9.34 Y – 9.38
Maxim Loomis Sayles Small-Cap Value Portfolio (a)	11/1/94	Equity/Open	204,086	13.00
Maxim Loomis Sayles Bond Portfolio (a)	11/1/94	Fixed Income/Open	285,246	8.91
GuideStone Funds Trust-Extended Duration Bond Fund	8/27/01	Fixed Income/Open	GS-2 – 64,834(a) GS-4 – 357,073(a)	GS-2 – 6.29 GS-4 –13.27
GuideStone Funds Global Bond Fund	12/29/06	Fixed Income/Open	GS-4 – 167,465(a)	GS-4 – 8.10
USAA Growth Fund	4/5/71	Equity/Open	Fund – 491,931(b) Instit – 17,814(b)	Fund – 10.55 Instit –9.55(b)
USAA Growth & Income Fund	8/1/97	Equity/Open	791,543(b)	10.61
TA IDEX Bond Portfolio (c)	1/1/07	Fixed Income/Open	I – 577,368	I – 7.34
Pacific Life Funds Large Cap Growth Fund	9/28/01	Equity/Open	A – 16,515(e)	A – 6.04

Fund			Total NAV ($ thousands)	NAV Per Share ($)

Saratoga Financial Services Portfolio	1/7/03	Equity/Open	A – 300(d) B – 17(d) C – 24(d) I – 670(d)	A – 5.48 B – 5.11 C – 5.09 I – 5.65
Saratoga Large Capitalization Growth Portfolio	9/1/94	Equity/Open	A – 32,801(d) B – 92(d) C – 986(d) I –17,162(d)	A –11.45 B – 10.46 C – 10.49 I – 11.58
Saratoga Energy & Basic Materials Portfolio	1/7/03	Equity/Open	A –1,621(d) B – 295(d) C – 92(d) I – 1,979(d)	A–10.16 B – 8.89 C – 6.56(d) I – 10.70
3 to 1 Strategic Income Fund	4/25/08	Fixed Income/Open	19,234(a)	13.67
PMC Large Cap Value Fund	11/5/07	Equity/Open	11,811(d)	9.50
JNF Loomis Sayles Bond (a)	5/1/08	Fixed Income/Open	24,279	7.35

(a)	As of December 31, 2008.
(b)	As of January 31, 2009.
(c)	As of October 31, 2008.
(d)	As of February 28, 2009.
(e)	As of March 31, 2009.

(3)	Miscellaneous:

1.	Trust

During the six months prior to the filing of this document, there has been, or is, no litigation which had or is expected to have a material effect on the Fund or the Trust during the six months before the filing of this report.

2.	Loomis, Sayles & Company, L.P. (Investment Management Company)

During the six months prior to the filing of this document, there has been no litigation or fact which caused or would cause, a material effect to the Fund or the Investment Management Company.

V.	OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT

MANAGEMENT COMPANY

The Investment Management Company shall use as the auditors the professional services of Pricewaterhouse Coopers.

[The Japanese translation of the financial statement of the Management Company to be incorporated.]

(As of the end May, 2009)

Types of Assets	Name of Country	Market Value Total Dollar	Investment Ratio (%)
Corporate Bonds	United States United Kingdom New Zealand Canada Brazil Singapore Indonesia Iceland Thailand Australia South Korea	4,496,757,270 75,638,348 36,290,068 21,551,979 17,875,906 12,323,749 10,666,931 7,397,859 6,838,391 6,094,644 5,402,104	62.07% 1.05% 0.50% 0.30% 0.25% 0.17% 0.15% 0.10% 0.09% 0.08% 0.07%
Foreign Government Bonds	Canada Norway Australia New Zealand Indonesia Mexico Brazil Iceland Singapore	917,479,440 199,435,854 82,105,450 73,966,871 54,501,350 37,292,367 16,354,849 14,265,555 10,345,354	12.67% 2.75% 1.13% 1.02% 0.75% 0.51% 0.23% 0.20% 0.14%
Government/Agencies	United States	402,131,468	5.55%
Asset-Backed	United States	230,970,506	3.19%
Municipals	United States	35,144,477	0.49%
Convertible Bonds	United States	24,332,676	0.34%
Short Term Investments	United States	307,045,728	4.24%
Sub-Total		7,102,209,194	98.04%
Cash, Deposit and other assets (after deduction of liabilities)		141,990,158	1.96%
Total (Net Asset Value)		7,244,199,352	100.00%

96.48		Total Net Asset Value		Net Asset Value per Share
		USD (thousand)	JPY (million)	USD	JPY
2008 end of June	Class Y Class J Class B Class C Class A	1,033,155 170,007 17,720 1,322,706 1,885,349	99,679 16,402 1,710 127,615 181,898	11.54 11.52 11.49 11.46 11.54	1,113 1,111 1,109 1,106 1,113
July	Class Y Class J Class B Class C Class A	1,091,492 170,267 17,364 1,349,604 1,919,826	105,307 16,427 1,675 130,210 185,225	11.38 11.36 11.33 11.31 11.38	1,098 1,096 1,093 1,091 1,098
August	Class Y Class J Class B Class C Class A	1,108,989 176,503 17,171 1,385,211 1,960,803	106,995 17,029 1,657 133,645 189,178	11.33 11.31 11.27 11.25 11.32	1,093 1,091 1,087 1,085 1,092
September	Class Y Class J Class B Class C Class A	1,044,046 167,775 16,009 1,333,421 1,867,335	100,730 16,187 1,545 128,648 180,160	10.55 10.53 10.50 10.47 10.54	1,018 1,016 1,013 1,010 1,017
October	Class Y Class J Class B Class C Class A	1,000,176 148,498 14,079 1,176,374 1,607,323	96,497 14,327 1,358 113,497 155,075	9.30 9.28 9.25 9.23 9.29	897 895 892 891 896
November	Class Y Class J Class B Class C Class A	1,078,896 149,285 14,200 1,217,972 1,653,447	104,092 14,403 1,370 117,510 159,525	9.37 9.35 9.32 9.30 9.36	904 902 899 897 903
December	Class Y Class J Class B Class C Class A	1,261,398 154,476 15,229 1,381,810 1,869,913	121,700 14,904 1,469 133,317 180,409	9.72 9.71 9.68 9.66 9.72	938 937 934 932 938
2009 end of January	Class Y Class J Class B Class C Class A	1,462,242 155,550 15,448 1,528,443 2,090,481	141,077 15,007 1,490 147,464 201,690	9.78 9.77 9.73 9.71 9.78	944 943 939 937 944

February	Class Y Class J Class B Class C Class A	1,612,022 150,754 15,199 1,604,060 2,182,798	155,528 14,545 1,466 154,760 210,596	9.56 9.54 9.51 9.49 9.55	922 920 918 916 921
March	Class Y Class J Class B Class C Class A	1,759,949 149,366 15,480 1,710,962 2,280,909	169,800 14,411 1,494 165,074 220,062	9.67 9.65 9.62 9.60 9.66	933 931 928 926 932
April	Class Y Class J Class B Class C Class A	1,987,498 151,666 15,959 1,861,008 2,504,102	191,754 14,633 1,540 179,550 241,596	10.06 10.04 10.01 9.98 10.05	971 969 966 963 970
May	Class Y Class J Class B Class C Class A	2,554,775 156,611 16,712 2,059,527 2,456,574	246,485 15,110 1,612 198,703 237,010	10.59 10.57 10.53 10.51 10.58	1,022 1,020 1,016 1,014 1,021

96.48				Distribution per Share
	Distribution Date	Ex-dividend Date		USD	JPY
12th FY	October 4, 2007	October 1, 2007	Class Y Class J Class B Class C Class A	0.0505 0.0444 0.0400 0.0406 0.0480	4.87 4.28 3.86 3.92 4.63
	November 6, 2007	November 1, 2007	Class Y Class J Class B Class C Class A	0.0499 0.0424 0.0385 0.0406 0.0476	4.81 4.09 3.71 3.92 4.59
	December 6, 2007	December 3, 2007	Class Y Class J Class B Class C Class A	0.0492 0.0418 0.0377 0.0401 0.0469	4.75 4.03 3.64 3.87 4.52
	January 4, 2008	December 28, 2007	Class Y Class J Class B Class C Class A	0.1040 0.0964 0.0927 0.0945 0.1016	10.03 9.30 8.94 9.12 9.80
	February 6, 2008	February 1, 2008	Class Y Class J Class B Class C Class A	0.0501 0.0424 0.0390 0.0409 0.0477	4.83 4.09 3.76 3.95 4.60
	March 6, 2008	March 3, 2008	Class Y Class J Class B Class C Class A	0.0449 0.0377 0.0342 0.0360 0.0425	4.33 3.64 3.30 3.47 4.10
	April 4, 2008	April 1, 2008	Class Y Class J Class B Class C Class A	0.0451 0.0376 0.0340 0.0354 0.0425	4.35 3.63 3.28 3.42 4.10
	May 8, 2008	May 1, 2008	Class Y Class J Class B Class C Class A	0.0496 0.0425 0.0390 0.0402 0.0472	4.79 4.10 3.76 3.88 4.55

	June 5, 2008	June 2, 2008	Class Y Class J Class B Class C Class A	0.0512 0.0447 0.0412 0.0420 0.0491	4.94 4.31 3.97 4.05 4.74
	July 7, 2008	July 1, 2008	Class Y Class J Class B Class C Class A	0.0560 0.0490 0.0455 0.0468 0.0537	5.40 4.73 4.39 4.52 5.18
	August 6, 2008	August 1, 2008	Class Y Class J Class B Class C Class A	0.0579 0.0510 0.0481 0.0483 0.0553	5.59 4.92 4.64 4.66 5.34
	September 5, 2008	September 2, 2008	Class Y Class J Class B Class C Class A	0.0579 0.0505 0.0451 0.0476 0.0546	5.59 4.87 4.35 4.59 5.27
13th FY	October 6, 2008	October 1, 2008	Class Y Class J Class B Class C Class A	0.0538 0.0457 0.0440 0.0438 0.0504	5.19 4.41 4.25 4.23 4.86
	November 6, 2008	November 3, 2008	Class Y Class J Class B Class C Class A	0.0574 0.0511 0.0493 0.0490 0.0551	5.54 4.93 4.76 4.73 5.32
	December 4, 2008	December 1, 2008	Class Y Class J Class B Class C Class A	0.0580 0.0520 0.0483 0.0503 0.0560	5.60 5.02 4.66 4.85 5.40
	January 6, 2009	December 29, 3008	Class Y Class J Class B Class C Class A	0.1848 0.1785 0.1752 0.1769 0.1826	17.83 17.22 16.90 17.07 17.62

February 5, 2009	February 2, 2009	Class Y Class J Class B Class C Class A	0.0477 0.0412 0.0371 0.0396 0.0454	4.60 3.97 3.58 3.82 4.38
March 5, 2009	March 2, 2009	Class Y Class J Class B Class C Class A	0.0463 0.0409 0.0379 0.0394 0.0447	4.47 3.95 3.66 3.80 4.31
April 6, 2009	April 1, 2009	Class Y Class J Class B Class C Class A	0.0491 0.0433 0.0401 0.0409 0.0468	4.74 4.18 3.87 3.95 4.52
May 11, 2009	May 1, 2009	Class Y Class J Class B Class C Class A	0.0456 0.0395 0.0363 0.0378 0.0436	4.40 3.81 3.50 3.65 4.21

MHM Final

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

LOOMIS SAYLES FUNDS II – LOOMIS SAYLES INVESTMENT GRADE BOND FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To:	Director of Kanto Local Finance Bureau

Filing Date: June 30, 2009

Name of the Registrant Trust:	LOOMIS SAYLES FUNDS II

Name and Official Title of Representative:	Michael Kardok Treasurer of the Trust

Address of Principal Office:	399 Boylston Street Boston, Massachusetts 02116 U. S. A.

Name and Title of Registration Agent:	Harume Nakano Attorney-at-Law Harume Nakano Ken Miura Attorney-at-Law Ken Miura

Address or Place of Business	Marunouchi Park Building 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano Ken Miura Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto Marunouchi Park Building 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:	LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:	Shares of a series of a diversified open-end management investment company organized as a Massachusetts business trust;

Up to US$1.3 billion (approximately JPY125.42 billion)

Note:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=¥96.48 the mean of the exchange rate quotations by The Bank of Mitsubishi Tokyo UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of May 29, 2009.

Places where a copy of this Semi-Annual Report is available for Public Inspection

Not applicable.

I.	REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement is intended to amend and update the relevant information of the Securities Registration Statement filed March 31, 2009 (the “original SRS”) due to the fact that the Semi-annual Report was filed today. It is also intended to amend the original SRS to reflect some subsequent changes.

The exchange rate used in this statement is different from the one used in the original SRS, as the latest exchange rate is used in this statement.

Amended parts are underlined in “(2) Other amendments”.

II.	CONTENTS OF AMENDMENT:

(1)	Amendments made due to filing of Semi-Annual Report

The following items in the original SRS are updated and/or added as stated in the Semi-Annual Report.

Original SRS	Semi-Annual Report	Manner of Amendment
PART II INFORMATION CONCERNING FUNDS I. DESCRIPTION OF THE FUND 5 STATUS OF INVESTMENT FUND (1) Diversification of Investment Portfolio (3) Result of Past Operation	1 STATUS OF INVESTMENT FUND (1) Diversification of Investment Portfolio (2) Result of Past Operation	Update Addition/Update
II. FINANCIAL HIGHLIGHTS	II OUTLINE OF FINANCIAL CONDITIONS OF THE FUND	Addition
PART III DETAILED INFORMATION OF THE FUND VI FINANCIAL CONDITIONS OF THE FUND	II. OUTLINE OF FINANCIAL CONDITIONS OF THE FUND	Addition
V. RESULT OF SALE AND REPURCHASE	III. RESULT OF SALE AND REPURCHASE	Addition
PART IV SPECIAL INFORMATION I OUTLINE OF THE TRUST 1 OUTLINE OF THE TRUST (2) Loomis Sayles and Company, L.P. (the Investment Management Company) (a) Amount of Capital	IV. OUTLINE OF THE TRUST (1) Amount of Capital 2 Loomis Sayles and Company, L.P. (the Investment Management Company)	Update
2 DESCRIPTION OF BUSINESS AND OUTLINE OF OPERATION (2) Investment Management Company	(2) Description of Business and Outline of Operation 2 Investment Management Company	Update
5 MISCELLANEOUS	IV OUTLINE OF THE TRUST (3) Miscellaneous	Addition

*	Contents of the Semi-Annual Report are as follows:

[The relevant contents of the Semi-Annual Report are inserted.]

(2)	Other amendments

Cover page

(Before amendment)
Address or Place of Business	Marunouchi Kitaguchi Building 6-5, Marunouchi 1-chome Chiyoda-ku, Tokyo

(Omission of interior parts)

Place of Liaison Contact:	Mori Hamada & Matsumoto Marunouchi Kitaguchi Building 6-5, Marunouchi 1-chome Chiyoda-ku, Tokyo

(Omission of interior parts)

Note 1:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=¥89.55 the mean of the exchange rate quotations by The Bank of Mitsubishi Tokyo UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of January 30, 2009.
Note 2:	“Address or Place of Business” and “Place of Liaison Contact” mentioned above will be changed to Marunouchi Park Building, 6-1, Marunouchi 2-chome, Chiyodaku-ku, Tokyo as from May 7, 2009.

(After amendment)
Address or Place of Business	Marunouchi Park Building 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

(Omission of interior parts)

Place of Liaison Contact:	Mori Hamada & Matsumoto Marunouchi Park Building 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

(Omission of interior parts)

Note:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=¥96.48 the mean of the exchange rate quotations by The Bank of Mitsubishi Tokyo UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of May 29, 2009.

PART II.    INFORMATION CONCERNING FUND

I.	DESCRIPTION OF THE FUND
7	OUTLINE OF MANAGEMENT AND OPERATION
(7)	Rights of Shareholders, etc.

3) Agent in Japan

(Before amendment)

Harume Nakano

Ken Miura

Attorneys-at-law

Mori Hamada & Matsumoto

Marunouchi Kitaguchi Building

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

(After amendment)

Harume Nakano

Ken Miura

Attorneys-at-law

Mori Hamada & Matsumoto

Marunouchi Park Building

6-1, Marunouchi 2-chome

Chiyoda-ku, Tokyo

PART III.    DETAILED INFORMATION OF THE FUND

III.	MANAGEMENT OF THE FUND
3	Rights of Shareholders, etc.

(Before amendment)

(3)	Agent in Japan

Mori Hamada & Matsumoto

Marunouchi Kitaguchi Building

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of:

1)	the receipt of any and all legal claims, actions, proceedings, process, and communications addressed to the Trust or the Fund.
2)	representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director of Kanto Local Finance Bureau and the Commissioner of the Financial Services Agency of the initial public offering concerned as well as for the continuous disclosure is each of the following persons:

Harume Nakano

Ken Miura

Attorneys-at-law

Mori Hamada & Matsumoto

Marunouchi Kitaguchi Building

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

(4)	Jurisdiction, etc.

Limited only to litigation brought by Japanese investors regarding transactions relating to (3) 2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto. The enforcement procedures of the judgment are made in accordance with the Japanese laws.

Tokyo District Court

1-4, Kasumigaseki 1-chome

Chiyoda-ku, Tokyo

(After amendment)

(3)	Agent in Japan

Mori Hamada & Matsumoto

Marunouchi Park Building

6-1, Marunouchi 2-chome

Chiyoda-ku, Tokyo

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of:

1)	the receipt of any and all legal claims, actions, proceedings, process, and communications addressed to the Trust or the Fund.
2)	representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director of Kanto Local Finance Bureau and the Commissioner of the Financial Services Agency of the initial public offering concerned as well as for the continuous disclosure is each of the following persons:

Harume Nakano

Ken Miura

Attorneys-at-law

Mori Hamada & Matsumoto

Marunouchi Park Building

6-1, Marunouchi 2-chome

Chiyoda-ku, Tokyo

(4)	Jurisdiction, etc.

Limited only to litigation brought by Japanese investors regarding transactions relating to (3) 2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto.

Tokyo District Court

1-4, Kasumigaseki 1-chome

Chiyoda-ku, Tokyo

Enforcement procedures of a final and definitive judgment on such litigation will be conducted in accordance with the applicable laws of the relevant jurisdiction.